UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Takahiro Yamasaki              New York, NY                  Aug 1, 2006
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     424,613
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.
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

  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BURLINGTON NORTHN SANTA FE C    COM          12189T104   8,179      103,200   SH           Sole               103,200
FLUOR CORP NEW                  COM          343412102   5,743       61,800   SH           Sole                61,800
GENERAL ELECTRIC CO             COM          369604103  18,675      566,600   SH           Sole               566,600
INGERSOLL-RAND COMPANY LTD      CL A         G4776G101   7,611      177,900   SH           Sole               177,900
L-3 COMMUNICATIONS HLDGS INC    COM          502424104   8,002      106,100   SH           Sole               106,100
PITNEY BOWES INC                COM          724479100   4,345      105,200   SH           Sole               105,200
BED BATH & BEYOND INC           COM          075896100   3,208       96,700   SH           Sole                96,700
BEST BUY INC                    COM          086516101   4,228       77,100   SH           Sole                77,100
CHICOS FAS INC                  COM          168615102   2,590       96,000   SH           Sole                96,000
COACH INC                       COM          189754104   6,701      224,100   SH           Sole               224,100
COMCAST CORP NEW                CL A         20030N101   2,724       69,900   SH           Sole                69,900
DISNEY WALT CO                  COM          254687106   7,254      241,800   SH           Sole               241,800
KOHLS CORP                      COM          500255104   4,700       72,100   SH           Sole                72,100
MARRIOTT INTL INC NEW           CL A         571903202   8,554      224,400   SH           Sole               224,400
OMNICOM GROUP INC               COM          681919106   4,214       47,300   SH           Sole                47,300
DEVON ENERGY CORP NEW           COM          25179M103   3,854       63,800   SH           Sole                63,800
EXXON MOBIL CORP                COM          30231G102  15,914      259,400   SH           Sole               259,400
OCCIDENTAL PETE CORP DEL        COM          674599105  11,424      111,400   SH           Sole               111,400
SCHLUMBERGER LTD                COM          806857108   8,373      128,600   SH           Sole               128,600
TRANSOCEAN INC                  COM          G90078109   5,799       72,200   SH           Sole                72,200
AMBAC FINL GROUP INC            COM          023139108   7,421       91,500   SH           Sole                91,500
AMERICAN EXPRESS CO             COM          025816109   8,531      160,300   SH           Sole               160,300
AMERICAN INTL GROUP INC         COM          026874107  12,170      206,100   SH           Sole               206,100
BANK OF AMERICA CORPORATION     COM          060505104  16,205      336,900   SH           Sole               336,900
CITIGROUP INC                   COM          172967101  11,879      246,200   SH           Sole               246,200
FRANKLIN RES INC                COM          354613101   2,856       32,900   SH           Sole                32,900
GOLDMAN SACHS GROUP INC         COM          38141G104  11,463       76,200   SH           Sole                76,200
JP MORGAN CHASE & CO            COM          46625H100  14,553      346,500   SH           Sole               346,500
MOODYS CORP                     COM          615369105   9,155      168,100   SH           Sole               168,100
AMGEN INC                       COM          031162100   5,062       77,600   SH           Sole                77,600
GENENTECH INC                   COM          368710406   6,061       74,100   SH           Sole                74,100
GILEAD SCIENCES INC             COM          375558103   5,875       99,300   SH           Sole                99,300
JOHNSON & JOHNSON               COM          478160104   8,587      143,300   SH           Sole               143,300
MEDTRONIC INC                   COM          585055106   6,677      142,300   SH           Sole               142,300
PFIZER INC                      COM          717081103   8,736      372,200   SH           Sole               372,200

WELLPOINT INC                   COM          94973V107  10,508      144,400   SH           Sole               144,400
WYETH                           COM          983024100   4,818      108,500   SH           Sole               108,500
APPLE COMPUTER INC              COM          037833100   6,002      104,800   SH           Sole               104,800
AUTOMATIC DATA PROCESSING IN    COM          053015103   5,202      114,700   SH           Sole               114,700
CISCO SYS INC                   COM          17275R102   7,279      372,700   SH           Sole               372,700
COGNIZANT TECHNOLOGY SOLUTIO    CL A         192446102   5,531       82,100   SH           Sole                82,100
E M C CORP MASS                 COM          268648102   5,002      456,000   SH           Sole               456,000
EBAY INC                        COM          278642103   5,460      186,400   SH           Sole               186,400
GOOGLE INC                      CL A         38259P508   4,990       11,900   SH           Sole                11,900
INTEL CORP                      COM          458140100   3,215      169,200   SH           Sole               169,200
MARVELL TECHNOLOGY GROUP LTD    COM          G5876H105   2,514       56,700   SH           Sole                56,700
MAXIM INTEGRATED PRODS INC      COM          57772K101   3,895      121,300   SH           Sole               121,300
MICROSOFT CORP                  COM          594918104   7,761      333,100   SH           Sole               333,100
NVIDIA CORP                     COM          67066G104   6,453      303,100   SH           Sole               303,100
YAHOO INC                       COM          984332106   7,095      215,000   SH           Sole               215,000
ALCOA INC                       COM          013817101   4,851      149,900   SH           Sole               149,900
PRAXAIR INC                     COM          74005P104   7,225      133,800   SH           Sole               133,800
ALTRIA GROUP INC                COM          02209S103   5,801       79,000   SH           Sole                79,000
BUNGE LIMITED                   COM          G16962105   5,000       99,500   SH           Sole                99,500
PEPSICO INC                     COM          713448108  10,483      174,600   SH           Sole               174,600
PROCTER & GAMBLE CO             COM          742718109  13,911      250,200   SH           Sole               250,200
WALGREEN CO                     COM          931422109   7,762      173,100   SH           Sole               173,100
TXU CORP                        COM          873168108   6,535      109,300   SH           Sole               109,300

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